Organization and Principal Activities - Financial Performance and Cash flows of the Vies (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Revenues			¥ 4,981,705	¥ 4,974,757
Revenues	¥ 3,587,695	$ 515,340
Cost of revenues	1,241,932	178,392	1,540,633	1,780,089
Net income	(313,977)	(45,101)	1,166,909	1,348,194
Effect of exchange rate changes on cash, cash equivalents and restricted cash	5,506	792	44,624	(73,275)
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member]
Revenues			508,576	369,247
Revenues	586,404	84,232
Cost of revenues	335,912	48,251	319,297	232,500
Net income	88,559	12,721	33,805	22,327
Net cash (used in) provided by operating activities	62,401	8,963	(12,198)	(30)
Net cash provided by (used in) investing activities	(69,386)	(9,967)	(24,941)	¥ 23,853
Net cash provided by financing activities			¥ 19,500
Effect of exchange rate changes on cash, cash equivalents and restricted cash	¥ 121	$ 17